Basis of Presentation and General information, Vessel Owning Subsidiaries (Details)	12 Months Ended
Dec. 31, 2020 t
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic P
Spetses Shipping Co. [Member] | Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,453
Year built	2004
Delivery date to Castor	2017-02
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic Sun
Bistro Maritime Co. [Member] | Magic Sun [Member]
Subsidiaries in Consolidation [Abstract]
DWT	75,311
Year built	2001
Delivery date to Castor	2019-09
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic Moon
Pikachu Shipping Co. [Member] | Magic Moon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,602
Year built	2005
Delivery date to Castor	2019-10
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic Rainbow
Bagheera Shipping Co. [Member] | Magic Rainbow [Member]
Subsidiaries in Consolidation [Abstract]
DWT	73,593
Year built	2007
Delivery date to Castor	2020-08
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic Horizon
Pocahontas Shipping Co. [Member] | Magic Horizon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,619
Year built	2010
Delivery date to Castor	2020-10
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic Nova
Jumaru Shipping Co. [Member] | Magic Nova [Member]
Subsidiaries in Consolidation [Abstract]
DWT	78,833
Year built	2010
Delivery date to Castor	2020-10